Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent Events

The Company has evaluated subsequent events through the issuance of the combined and consolidated financial statements and no subsequent event is identified that would have required adjustment or disclosure in the consolidated financial statements.